Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of products and services
The Group’s revenue from contracts with customers during 2021, 2020 and 2019 are as follows:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Service fees	452	786	141
Licensing fees- opt-in payments and milestones achieved	18,583	—	—
Licensing fees- upfront payments and research funding	8,324	8,886	8,966
	27,359	9,672	9,107

Disclosure of geographical areas
The Group’s non-current assets are held in the following geographies as at December 31, 2021:

	UK	Austria	Total
	£’000	£’000	£’000
Goodwill	173	5,812	5,985
Intangible assets	2,670	33,660	36,330
Plant and equipment	8,086	654	8,740
Right-of-use assets	4,975	179	5,154
By geographical market:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
United Kingdom	—	—	—
Rest of Europe	1,599	427	2,597
United States of America	22,197	9,245	6,510
Rest of the world	3,563	—	—
	27,359	9,672	9,107

Schedule of timing of revenue recognition
Timing of revenue recognition:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Revenue related to obligations discharged over time	12,804	9,672	9,107
Revenue related to obligations discharged at a point in time	14,555	—	—
	27,359	9,672	9,107

Disclosure of remaining performance obligations
The transaction price (after excluding variable consideration that is constrained) allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, are as follows:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Within one year	21,203	6,704	13,186
More than one year	7,743	747	2,973
	28,946	7,451	16,159